CONTINGENT LIABILITIES, COMMITMENTS AND GUARANTEES - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
The Group
CONTINGENT LIABILITIES, COMMITMENTS AND GUARANTEES (Details) - Narrative [Line Items]
Decrease in deferred tax asset	£ (942)
Capital commitments	1,034	£ 501
Amounts related to assets to be leased under operating leases signage	1,034	501
The Group | Maximum exposure
CONTINGENT LIABILITIES, COMMITMENTS AND GUARANTEES (Details) - Narrative [Line Items]
Irrevocable commitments and guarantees	55,690	59,240
The Bank
CONTINGENT LIABILITIES, COMMITMENTS AND GUARANTEES (Details) - Narrative [Line Items]
Capital commitments	0	0
The Bank | Maximum exposure
CONTINGENT LIABILITIES, COMMITMENTS AND GUARANTEES (Details) - Narrative [Line Items]
Irrevocable commitments and guarantees	30,653	£ 32,847
Legal proceedings contingent liability | The Group
CONTINGENT LIABILITIES, COMMITMENTS AND GUARANTEES (Details) - Narrative [Line Items]
Increase in current tax liability	730
Decrease in deferred tax asset	£ 330